Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/21 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.02% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$5,339,072
4.00%, 10/1/35	A+/F	4,280,000	4,956,279

			10,295,351
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	700,000	729,798

			729,798
New York (99.8%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	361,335
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	551,612
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	311,460
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	128,363
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,355,634
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	279,791
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	827,270
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	700,829
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	238,783
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	674,636
(Empire Commons Student Hsg., Inc), 5.00%, 5/1/22	A	215,000	221,527
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,448,813
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	BBB-	2,000,000	2,305,686
Broome Cnty., Local Dev. Corp. Rev. Bonds, (United Hlth. Svcs. Hosp. Oblig. Group), AGM
4.00%, 4/1/50	AA	1,300,000	1,498,253
4.00%, 4/1/40	AA	1,350,000	1,584,582
4.00%, 4/1/39	AA	1,295,000	1,523,308
4.00%, 4/1/38	AA	1,185,000	1,397,474
4.00%, 4/1/34	AA	1,000,000	1,192,875
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa2	1,000,000	1,158,271
(Orchard Park), 5.00%, 11/15/37	BBB/F	4,470,000	5,077,448
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,237,487
(Orchard Park), 5.00%, 11/15/30	BBB/F	500,000	574,533
(D'Youville College), 4.00%, 11/1/50	BBB	2,535,000	2,897,661
(D'Youville College), 4.00%, 11/1/45	BBB	4,000,000	4,587,732
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	1,164,427
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	1,210,340
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,691,743
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	460,246
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	277,188
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,196,244
(YMCA of Greater NY), 5.00%, 8/1/40 (Prerefunded 8/1/25)	Baa2	2,575,000	3,032,326
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,632,409
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,183,046
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,098,046
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	653,555
(YMCA of Greater NY), U.S. Govt. Coll., 5.00%, 8/1/32 (Prerefunded 8/1/22)	BBB	1,740,000	1,817,203
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	492,700
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	690,000	758,563
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,151,200
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	521,092
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	586,687
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	340,535
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	147,723
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	458,231
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	115,531
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	116,101
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	128,628
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	117,884
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	116,139
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,279,130
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,970,119
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30 (Prerefunded 10/1/21)	BB+	2,780,000	2,792,952
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	178,190
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,230,161
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A-	2,250,000	2,590,200
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BB+	2,400,000	2,956,077
5.00%, 7/1/45	BB+	8,500,000	10,515,755
5.00%, 7/1/40	BB+	1,000,000	1,252,742
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	634,094
5.00%, 9/1/38	Aa1	1,500,000	1,847,315
5.00%, 9/1/37	Aa1	1,000,000	1,233,707
5.00%, 9/1/36	Aa1	1,500,000	1,852,562
5.00%, 9/1/35	Aa1	1,250,000	1,546,126
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	644,671
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,187,951
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,214,756
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,497,819
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,225,047
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,465,268
(Molloy College), 5.00%, 7/1/38	BBB	865,000	1,045,776
(Molloy College), 5.00%, 7/1/38	BBB	480,000	566,359
(Molloy College), 5.00%, 7/1/37	BBB	315,000	372,114
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	247,373
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	254,302
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	258,780
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	286,127
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	249,671
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	258,481
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	194,591
(Adelphi U.), 5.00%, 6/1/27	A-	600,000	731,583
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	410,040
(Hofstra U.), Ser. A, 5.00%, 7/1/25	A2	900,000	1,060,807
(Hofstra U.), Ser. A, 5.00%, 7/1/24	A2	1,465,000	1,665,051
(Hofstra U.), Ser. A, 5.00%, 7/1/23	A2	1,160,000	1,264,440
(Adelphi U.), 5.00%, 6/1/23	A-	200,000	216,169
(Adelphi U.), 5.00%, 6/1/22	A-	140,000	144,879
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,141,182
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa3	1,005,000	1,009,540
Huntington, Local Dev. Corp. Rev. Bonds, (Gurwin Indpt. Hsg. Oblig. Group), Ser. A, 5.25%, 7/1/56	B-/P	1,000,000	1,108,077
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	6,053,344
5.25%, 10/1/35	A2	4,000,000	5,751,110
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,986,235
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,322,688
Ser. A, 5.00%, 9/1/44	A2	8,500,000	9,549,092
5.00%, 9/1/42	A2	2,000,000	2,442,676
Ser. B, 5.00%, 9/1/41	A2	5,250,000	6,285,263
Ser. A, 5.00%, 9/1/39	A2	8,800,000	9,914,052
5.00%, 9/1/37	A2	1,000,000	1,232,395
5.00%, 9/1/36	A2	1,000,000	1,234,385
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,801,475
5.00%, 9/1/35	A2	1,000,000	1,240,856
5.00%, 9/1/34	A2	1,000,000	1,240,447
5.00%, 9/1/33	A2	500,000	618,766
Ser. A, 4.00%, 9/1/38	A2	8,000,000	9,398,614
AGM, zero %, 6/1/28	AA	2,510,000	2,326,476
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	12,611,381
Ser. C, 5.00%, 11/15/41	A3	3,305,000	3,471,570
Ser. D, 5.00%, 11/15/38	A3	4,070,000	4,414,189
Ser. B, 5.00%, 11/15/33	A3	5,220,000	6,229,013
Ser. D-1, 5.00%, 11/15/33	A3	960,000	1,079,776
4.00%, 11/15/45	A3	6,000,000	6,917,336
Ser. D, 4.00%, 11/15/42	A3	10,000,000	11,476,358
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.47%, 11/1/26	AA	4,350,000	4,350,391
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,854,652
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,222,369
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,229,784
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,589,409
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,458,185
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,102,006
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	705,933
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,160,084
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,317,497
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	883,441
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	4,094,122
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,437,836
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	4,559,835
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	3,128,064
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	986,860
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	870,759
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,163,606
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,165,290
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,752,179
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,873,510
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,170,944
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Prep Charter School)
5.00%, 6/1/59	Baa3	1,555,000	1,821,211
5.00%, 6/1/50	Baa3	1,555,000	1,831,658
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,113,166
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,515,059
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,679,432
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,293,670
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	5,640,000	5,806,385
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	389,690
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	536,934
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,294,358
5.00%, 4/1/37	A3	1,000,000	1,250,045
5.00%, 4/1/35	A3	200,000	251,453
5.00%, 4/1/28	A3	2,560,000	2,850,255
5.00%, 4/1/27	A3	875,000	974,447
5.00%, 4/1/24	A3	2,000,000	2,234,978
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa2	9,440,000	11,605,534
Ser. E-1, 5.00%, 3/1/39	Aa2	5,000,000	6,164,599
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,436,255
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,688,841
Ser. D-1, 4.00%, 3/1/50	Aa2	5,170,000	5,986,419
Ser. D-1, 4.00%, 3/1/44	Aa2	2,330,000	2,723,137
Ser. D-1, 4.00%, 3/1/42	Aa2	3,000,000	3,526,193
Ser. A, 4.00%, 8/1/40	Aa2	10,000,000	11,846,769
NY City, Mandatory Put Bonds (12/1/25), Ser. F-4, 5.00%, 6/1/44	Aa2	6,000,000	7,002,161
NY City, VRDN
Ser. I-2, 0.01%, 3/1/40	VMIG 1	8,525,000	8,525,000
Ser. I-4, 0.01%, 4/1/36	VMIG 1	8,000,000	8,000,000
Ser. I-8, 0.01%, 4/1/36	VMIG 1	6,655,000	6,655,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	1,038,535
4.00%, 2/15/45	Aa3	1,810,000	2,142,791
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (7/1/25), Ser. F-2, FHA Isd., 0.60%, 5/1/61	AA+	1,600,000	1,605,987
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods), Ser. A-1, 4.15%, 11/1/38(T)	AA2	25,000,000	27,882,511
Ser. J, 3.25%, 11/1/59	AA+	5,000,000	5,235,952
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	1,172,116
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	3,000,000	3,207,862
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,551,031
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,786,140
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,427,876
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,697,177
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
0.01%, 6/15/49	VMIG 1	4,990,000	4,990,000
Ser. DD-1, 0.01%, 6/15/43	VMIG 1	17,835,000	17,835,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,955,121
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,878,283
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,130,423
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,643,872
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	6,007,110
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,194,365
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,287,259
(Future Tax Secd.), Ser. A-3, 4.00%, 5/1/41	AAA	5,000,000	5,913,400
Ser. C-1, 4.00%, 5/1/39	AAA	2,250,000	2,692,520
4.00%, 11/1/38	AAA	10,000,000	11,906,132
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/38	AAA	1,250,000	1,517,460
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,500,000	1,825,899
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/36	AAA	1,000,000	1,222,315
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	AA	6,500,000	7,673,947
Ser. S-1, 5.00%, 7/15/40	AA	4,550,000	5,217,772
Ser. S-2, 5.00%, 7/15/40	AA	8,110,000	9,456,151
Ser. S-2A, 5.00%, 7/15/36	AA	3,250,000	4,096,708
Ser. S-3A, 5.00%, 7/15/34	AA	4,250,000	5,366,172
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42 (Prerefunded 8/1/23)	A1	1,915,000	2,093,208
(Lincoln Ctr. for the Performing Arts, Inc.), 5.00%, 12/1/31	A	3,800,000	5,048,040
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/35	A	1,000,000	1,203,693
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/34	A	1,000,000	1,206,310
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/33	A	2,750,000	3,335,853
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	841,694
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,235,000	7,346,573
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,539,978
Ser. B, 5.00%, 6/1/41	BBB+	250,000	284,892
Ser. B, 5.00%, 6/1/36	A-	265,000	304,976
NY State Bridge Auth. Rev. Bonds
Ser. B, 5.00%, 1/1/32(FWC)	Aa3	1,000,000	1,324,613
Ser. A, 4.00%, 1/1/51	Aa3	1,085,000	1,290,140
Ser. A, 4.00%, 1/1/46	Aa3	725,000	865,865
Ser. A, 4.00%, 1/1/41	Aa3	200,000	241,629
Ser. A, 4.00%, 1/1/40	Aa3	325,000	393,768
Ser. A, 4.00%, 1/1/39	Aa3	250,000	303,604
Ser. A, 4.00%, 1/1/38	Aa3	175,000	213,108
Ser. B, 4.00%, 1/1/36(FWC)	Aa3	1,175,000	1,420,941
Ser. B, 4.00%, 1/1/34(FWC)	Aa3	1,000,000	1,223,034
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A1	3,000,000	3,505,126
zero %, 11/15/50	A1	7,000,000	3,337,649
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	9,045,475
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	8,039,094
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	865,235
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	224,227
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	682,851
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	970,103
NY State Dorm. Auth. Non-State Supported Debt Mandatory Put Bonds (5/1/26), (Northwell Hlth. Oblig. Group), Ser. B-3, 5.00%, 5/1/48	A3	2,000,000	2,361,101
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,282,779
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,158
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,863,100
(Teachers College), 5.00%, 7/1/42 (Prerefunded 7/1/22)	A1	3,000,000	3,120,977
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,269,488
(Pratt Institute), Ser. A, FCS, FHLMC Coll., 5.00%, 7/1/39 (Prerefunded 7/1/24)	AAA/P	1,000,000	1,133,586
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,605,473
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,452,116
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,262,109
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,333,180
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	361,492
(Pratt Institute), Ser. A, FCS, FHLMC Coll., 5.00%, 7/1/34 (Prerefunded 7/1/24)	AAA/P	1,000,000	1,133,586
(Teachers College), 5.00%, 7/1/34 (Prerefunded 7/1/22)	A1	2,750,000	2,860,895
(NYU), Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,267,813
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A	360,000	426,014
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,769,213
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,077
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,017,292
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A	1,000,000	1,191,790
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/50	Baa3	2,350,000	2,675,745
(Fordham University), 4.00%, 7/1/50	A2	11,000,000	12,757,865
(Montefiore Oblig. Group), Ser. A, 4.00%, 9/1/45	Baa3	1,750,000	2,001,825
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	6,713,566
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,175,519
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,408,798
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	5,165,515
5.00%, 12/1/36	Baa3	700,000	842,631
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, 5.00%, 2/15/41	AA+	9,910,000	12,169,146
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	12,583
Ser. B-C, 5.00%, 2/15/41	AA+	4,995,000	5,723,930
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,810
Ser. B, 5.00%, 2/15/39	AA+	2,995,000	3,686,493
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	6,291
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	AA+	5,500,000	6,111,846
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	550,000	582,458
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,023,981
(1 World Trade Ctr. Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	7,595,843
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	4,932,843
(4 World Trade Ctr.), 5.00%, 11/15/31 (Prerefunded 11/15/21)	A	2,500,000	2,524,880
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa2	5,500,000	5,721,048
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	580,453
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	17,663,808
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	805,000	825,010
NY State Pwr. Auth. Rev. Bonds, Ser. A, 4.00%, 11/15/60	Aa2	10,000,000	11,659,123
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,334,930
Ser. B, 4.00%, 1/1/50	A2	4,000,000	4,656,898
Ser. A-1, 4.00%, 3/15/47	AA+	3,665,000	4,323,689
Ser. B, 4.00%, 1/1/41	A2	5,000,000	5,902,193
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,000,000	2,238,482
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,799,954
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	9,109,397
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	6,051,883
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	954,766
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,425,241
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,219,151
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa3	1,500,000	1,589,187
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	1,039,701
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	698,571
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,630,000	1,771,303
NY State Urban Dev. Corp. Rev. Bonds, 4.00%, 3/15/45	Aa2	3,000,000	3,526,541
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	AA+	6,515,000	7,625,690
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51(FWC)	A	7,000,000	7,242,040
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	4,542,978
4.00%, 12/1/38	AA	1,250,000	1,453,502
4.00%, 12/1/37	AA	1,000,000	1,165,546
4.00%, 12/1/36	AA	1,250,000	1,461,137
4.00%, 12/1/35	AA	1,000,000	1,171,309
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,567,082
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 1/1/43	Baa2	740,000	880,797
Ser. B, 5.00%, 7/1/35	Baa2	410,000	521,441
5.00%, 7/1/34	Baa2	445,000	504,037
Ser. B, 5.00%, 7/1/34	Baa2	285,000	363,469
Ser. B, 5.00%, 7/1/33	Baa2	305,000	390,010
5.00%, 7/1/32	Baa2	1,635,000	1,687,044
Ser. B, 5.00%, 7/1/32	Baa2	265,000	340,010
Ser. B, 4.00%, 7/1/40	Baa2	300,000	348,215
Ser. B, 4.00%, 7/1/39	Baa2	825,000	960,432
Ser. B, 4.00%, 7/1/38	Baa2	455,000	531,077
Ser. B, 4.00%, 7/1/37	Baa2	490,000	573,360
Ser. B, 4.00%, 7/1/36	Baa2	425,000	498,446
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	A3	3,000,000	3,439,375
Port Auth. of NY & NJ Rev. Bonds
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	6,096,341
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,390,826
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	3,016,001
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,248,747
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	598,176
Ser. 217, 4.00%, 11/1/39	Aa3	3,250,000	3,856,797
Ser. 217, 4.00%, 11/1/38	Aa3	4,600,000	5,472,232
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	4,531,154
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	692,445
5.00%, 6/1/25	Ba1	230,000	264,342
5.00%, 6/1/24	Ba1	460,000	511,887
5.00%, 6/1/23	Ba1	1,125,000	1,207,128
5.00%, 6/1/22	Ba1	1,070,000	1,104,251
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	3,152,978
Ser. 21A, 5.00%, 7/1/33	A1	1,170,000	1,546,936
Ser. A, 4.00%, 7/1/50	A1	2,200,000	2,557,912
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,660,452
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,550,276
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,553,167
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,468,576
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.25%, 9/1/33 (Prerefunded 3/1/22)	Baa1	1,050,000	1,076,179
Ser. A, 5.00%, 9/1/41 (Prerefunded 3/1/22)	Baa1	1,750,000	1,791,458
Ser. A, 5.00%, 9/1/41	Baa1	100,000	128,099
Ser. B, 5.00%, 9/1/41(FWC)	Baa1	200,000	249,268
Ser. A, 5.00%, 9/1/40	Baa1	100,000	128,475
Ser. B, 5.00%, 9/1/40(FWC)	Baa1	200,000	249,980
Ser. A, 5.00%, 9/1/39	Baa1	125,000	161,109
Ser. B, 5.00%, 9/1/39(FWC)	Baa1	195,000	244,495
Ser. A, 5.00%, 9/1/38	Baa1	125,000	161,565
Ser. B, 5.00%, 9/1/38(FWC)	Baa1	200,000	251,455
Ser. A, 5.00%, 9/1/37	Baa1	100,000	129,602
Ser. B, 5.00%, 9/1/37(FWC)	Baa1	220,000	277,332
Ser. A, 5.00%, 9/1/36	Baa1	100,000	130,032
Ser. B, 5.00%, 9/1/36(FWC)	Baa1	200,000	252,935
Ser. B, 5.00%, 9/1/35(FWC)	Baa1	200,000	253,508
Ser. B, 5.00%, 9/1/34(FWC)	Baa1	200,000	253,992
Ser. B, 5.00%, 9/1/33(FWC)	Baa1	150,000	191,194
Ser. B, 5.00%, 9/1/32(FWC)	Baa1	150,000	191,902
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,857,577
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	620,000	626,072
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,830,359
(Ithaca College), 5.00%, 7/1/41	A2	715,000	877,669
(Ithaca College), 5.00%, 7/1/37	A2	250,000	306,918
(Ithaca College), 5.00%, 7/1/35	A2	150,000	184,075
(Ithaca College), 5.00%, 7/1/34	A2	150,000	183,639
Triborough Bridge & Tunnel Auth. Rev. Bonds
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	6,000,000	7,720,434
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,604,563
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,428,678
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,227,956
Ser. B, zero %, 11/15/32	Aa3	3,900,000	3,243,040
Ser. A, zero %, 11/15/30	A1	7,000,000	6,033,520
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 0.01%, 11/1/32	VMIG 1	13,065,000	13,065,000
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,601,726
5.00%, 9/1/38	A3	1,300,000	1,670,118
5.00%, 9/1/37	A3	1,375,000	1,770,863
5.00%, 9/1/36	A3	1,500,000	1,937,726
5.00%, 9/1/35	A3	1,000,000	1,295,547
5.00%, 9/1/34	A3	2,250,000	2,920,213
5.00%, 9/1/32	A3	1,625,000	2,123,713
5.00%, 9/1/31	A3	1,500,000	1,966,793
5.00%, 9/1/30	A3	1,000,000	1,315,384
4.00%, 9/1/40	A3	1,375,000	1,630,906
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	18,184,455
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,904,021
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	4,039,286
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,410,654
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,495,717
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40 (Prerefunded 4/1/25)	A1	2,400,000	2,806,104
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,657,813
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	587,963
5.00%, 10/15/49	BB/P	665,000	776,885
5.00%, 10/15/39	BB/P	545,000	647,189

			1,044,373,515
Puerto Rico (—%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	508,945

			508,945

Total municipal bonds and notes (cost $980,608,627)			$1,055,907,609

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$877,326

Total unitized trust (cost $1,816,443)		$877,326

SHORT-TERM INVESTMENTS (1.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	8,700,316	$8,700,316
U.S. Treasury Bills 0.043%, 10/19/21(SEG)(SEGCCS)		$1,600,000	1,599,899
U.S. Treasury Bills 0.018%, 9/28/21(SEG)		100,000	99,997

Total short-term investments (cost $10,400,224)			$10,400,212
TOTAL INVESTMENTS

Total investments (cost $992,825,294)			$1,067,185,147

FUTURES CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	458	$56,663,188	$56,663,188	Dec-21	$(175,554)

Unrealized appreciation					—

Unrealized (depreciation)					(175,554)

Total					$(175,554)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,200,000	$88,552	$—	11/18/21	—	1.16% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$88,552
8,200,000	80,352	—	11/18/21	—	1.15% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	80,352
10,500,000	34,314	—	11/2/21	—	1.00% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(34,314)
4,100,000	41,656	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(41,656)
4,100,000	41,656	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(41,656)

Upfront premium received		—	Unrealized appreciation			168,904

Upfront premium (paid)		—	Unrealized (depreciation)			(117,626)

	Total	$—			Total	$51,278

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$47,193,000	$1,541,795	$(477)	3/29/26	2.51% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(1,542,272)

Total			$(477)				$(1,542,272)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,046,236,056.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
	Short-term investments
	Putnam Short Term Investment Fund**	$13,962,972	$129,135,298	$134,397,954	$15,716	$8,700,316

	Total Short-term investments	$13,962,972	$129,135,298	$134,397,954	$15,716	$8,700,316
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $377,972.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,179,882.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $48,481,964 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.02%, 0.08% and 0.12%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.4%
	Transportation	19.0
	Tax bonds	13.6
	Utilities	11.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $27,882,511 were held by the TOB trust and served as collateral for $16,703,695 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $9,857 for these investments based on an average interest rate of 0.08%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,055,907,609	$—
Unitized trust	—	—	877,326
Short-term investments	—	10,400,212	—

Totals by level	$—	$1,066,307,821	$877,326
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(175,554)	$—	$—
Total return swap contracts	—	(1,490,517)	—

Totals by level	$(175,554)	$(1,490,517)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$38,600,000
Centrally cleared total return swap contracts (notional)	$28,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com